INCOME TAXES - Unrecognized Deductible Temporary Differences and Unused Tax Losses (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Deductible temporary differences (no expiry)	$ 124.0	$ 59.3
Capital losses (no expiry)	131.4	119.4
Operating losses	142.5	135.2
Deferred tax assets have not been recognized	$ 397.9	$ 313.9